Personnel expenses and employee information - Bonus Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bonus Expenses [Line Items]
Bonus expense	€ 407.9	€ 274.2	€ 238.2
BoM
Bonus Expenses [Line Items]
Bonus expense	5.4	5.1	4.5
Other Employees
Bonus Expenses [Line Items]
Bonus expense	€ 402.5	€ 269.1	€ 233.7
Minimum
Bonus Expenses [Line Items]
Short-term incentive calculation percentage	0.00%
Maximum
Bonus Expenses [Line Items]
Short-term incentive calculation percentage	117.00%